Loans (Details Narrative) - USD ($) $ in Thousands	May 14, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of credit		$ 738
Viola Credit Line [Member] | Viola Credit Five Fund Limited Partnership [Member]
Line of credit, interest rate	8.25%
Legal fees	$ 64
Line of credit, description	As part of the Viola Credit Line, Viola also received a warrant to purchase Preferred B shares or the most senior class of Company's shares issued in the first round of equity financing consummated following May 14, 2021, in an amount of up to $250 and an additional $150 upon extension of the draw-down term and an additional $150 upon the Second Extended Drawdown Term (the "Second Viola Warrants"). The Second Viola Warrants can be exercised for cash or on a cashless "net issuance' basis. The exercise price for Preferred B shares will be determined based on the lowest price such warrant shares were purchased or if the Company consummates an IPO or a financing of at least $10,000 ("Next Equity Round') within twelve months - 85% of the initial "price to Public" or 85% of the lowest price actually paid for the shares issuable in such Next Equity Round.
Viola Credit Line [Member] | Viola Credit Five Fund Limited Partnership [Member] | PPP Note [Member]
Other income	$ 653
Viola Credit Line [Member] | Viola Credit Five Fund Limited Partnership [Member] | Maximum [Member]
Line of credit	3,000
Viola Credit Line [Member] | Viola Credit Five Fund Limited Partnership [Member] | Minimum [Member]
Minimum maintaining line of credit, value	$ 1,000